PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT	Premises and Equipment
Premises and equipment at December 31 were as follows:

(Dollars in thousands)	2024	2023
Land and land improvements	$47,670	$48,575
Buildings	167,013	162,423
Furniture and fixtures	77,363	72,580
Leasehold improvements	31,953	32,060
Construction in progress	9,532	8,413
	333,531	324,051

Less: Accumulated depreciation and amortization	135,566	129,311
Total	$197,965	$194,740

Depreciation expense recorded on premises and equipment in 2024, 2023 and 2022 was $14.4 million, $13.3 million and $12.9 million, respectively.